AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 24, 2010.
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                                                REGISTRATION FILE NO. 333-148420
                                                              FILE NO. 811-03915

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]

      PRE-EFFECTIVE AMENDMENT NO. ___                                  [ ]

      POST-EFFECTIVE AMENDMENT NO. 4                                   [x]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

            AMENDMENT NO.  21                                     [x]
                          ----

                   CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (NAME OF DEPOSITOR)
                             5910 MINERAL POINT ROAD
                                MADISON, WI 53705
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (319) 352-4090

                               KERRY A. JUNG, ESQ.
                          CUNA MUTUAL INSURANCE SOCIETY
                             5910 MINERAL POINT ROAD
                            MADISON, WISCONSIN 53705
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective (check appropriate box)

|x| immediately upon filing pursuant to paragraph (b) of Rule 485. | | on May 1, 2010 pursuant to paragraph (b) of Rule 485.
| | 60 days after filing pursuant to paragraph (a)(i) of Rule 485. | | on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Units of interest in a Variable Account under individual flexible premium deferred variable annuity contracts.

                                EXPLANATORY NOTE

        This Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-148420) is being filed pursuant to Rule 485(b)(1)(vii) and 462(d) under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of adding additional exhibits to such Registration Statement. Accordingly, this Post-Effective Amendment No. 4 consists only of a facing page, this explanatory note, and Part C of the Registration Statement on Form N-6. This Post-Effective Amendment No. 4 does not change the form of prospectus or statement of additional information effective as of May 1, 2010. As permitted by Rule 485(b)(1)(vii) and 462(d), this Post-Effective Amendment No. 4 shall become effective upon filing with the SEC.

                                     PART C

                                OTHER INFORMATION

ITEM 26.       EXHIBITS

       (a)        Board of Directors Resolutions.
              (1) Resolution of the board of directors of CUNA Mutual Insurance
                  Society establishing CUNA Mutual Variable Life Insurance Account ("Registrant"). Incorporated herein by reference to post-effective amendment number 4 (File No. 333-148426) filed with the Commission November 24, 2008.

              (2) Certified resolution of the board of directors of CUNA Mutual
                  Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

       (b)        Custodian Agreements. Not applicable.

       (c)        Underwriting Contracts.
              (1) Amended and Restated Distribution Agreement Between CUNA
                  Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Universal Life Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (2) Amended and Restated Servicing Agreement related to the
                  Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Universal Life Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (3) Form of Selling and Services Agreement. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

       (d)        Contracts.
           (1)(A) Standard VUL Contract. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 17, 2001.

              (B) Accelerated Benefit Option Endorsement. Form 1668 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (C) Accidental Death Benefit Rider. 99-ADB-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (D) Children's Insurance Rider. 99-CIR-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (E) Executive Benefit Plan Endorsement. 98-EBP Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (F) Guaranteed Insurability Rider. 99-GIR-RV1 Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (G) Term Insurance Rider for Other Insureds. 99-OIR-RV1. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (H) Waiver of Premium Disability Rider. 99-WVR-RV1. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (I) State Variations to 99-VUL. Incorporated herein by reference to Form S-6 post-effective amendment no. 3 (File No. 333-81499) filed with the Commission on April 29, 2002.

              (J)    State Variations to VULAPP-2003.

              (K) Amendment to VUL Contract, 2000-VULAMEND. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 17, 2001.

           (2)(A) Standard VUL Contract, Form No. 99-VUL. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (B) Accidental Death Benefit Rider, Form No. 99-ADB-RV1. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (C) Children's Insurance Rider, Form No. 99-CIR-RV1. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (D) Executive Benefit Plan Endorsement, Form No. 99-EBP. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (E) Guaranteed Insurability Rider, Form No. 99-GIR-RV1. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (F) Term Insurance Rider for Other Insureds, Form No. 99-OIR-RV1. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (G) Waiver of Premium Disability Rider, Form No. 99-WVR-RV1. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-

                     148420) filed with the Commission on January 2, 2008.

              (3) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance
                  Society Merger Endorsement dated December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

       (e)        Applications.
           (1)(A) Application. Incorporated herein by reference to Form S-6 initial registration statement (File No. 333-81499) filed with the Commission on June 24, 1999.

              (B) Application, Form No. VULAPP-2003. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (C) Application EXVUL-2003. Incorporated herein by reference to Form N-6 post- effective amendment no. 9 (file No. 333-81499) filed with the Commission on April 27, 2007.

              (D) Application, EZVUL-2003. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (2) Application VULPKGW1842MAY07. Incorporated herein by reference to Form N-6 post-effective amendment no. 9 (file No. 333-81499) filed with the Commission on April 27, 2007.

       (f)        Depositor's Certificate of Incorporation and By-Laws.
              (1) Amended and Restated Articles of Incorporation of CUNA Mutual
                  Insurance Society. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (2) Amended and Restated Bylaws of CUNA Mutual Insurance Society.
                  Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

       (g)        Reinsurance Contracts.
           (1)(A) YRT Reinsurance Agreement between Swiss Re (f/k/a Connecticut General Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1983. Filed herewith.

              (B) Amendment No. 1 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 28, 1984. Filed herewith.

              (C) Amendment No. 2 to YRT Reinsurance Agreement between Swiss Re (f/k/a Connecticut General Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective May 1, 1985. Filed herewith.

              (D) Amendment No. 3 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance

                     Company), effective July 1, 1986. Filed herewith.

              (E) Amendment No. 4 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1988. Filed herewith.

              (F) Amendment No. 5 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 1989. Filed herewith.

              (G) Amendment No. 6 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 1990. Filed herewith.

              (H) Amendment No. 7 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective October 1, 1992. Filed herewith.

              (I) DCA Tax Amendment between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 30, 1993. Filed herewith.

              (J) Amendment No. 8 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 1996. Filed herewith.

              (K) Amendment No. 9 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 1999. Filed herewith.

              (L) Amendment No. 10 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 2001. Filed herewith.

           (2)(A) Facultative YRT Self-Administered Reinsurance Agreement between Frankona America Life Reassurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1992. Incorporated herein by reference to Form N-6 post-effective amendment no. 24 (File No. 33-19718 filed with the Commission on April 28, 2003.

              (B) Amendment No. 1 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 1, 1992. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (C) Amendment No. 2 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1993. Filed herewith.

              (D) Amendment No. 3 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 28, 1995. Filed herewith.

              (E) Amendment No. 4 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 1996. Filed herewith.

              (F) Amendment No. 5 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1999. Filed herewith.

              (G) Amendment No. 6 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 2000. Filed herewith.

              (H) Amendment No. 7 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective November 1, 1999. Filed herewith.

              (I) Amendment No. 8 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 2007. Filed herewith.

           (3)(A) Reinsurance Agreement between General Reassurance Corporation, Financial Centre and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 22, 1986. Incorporated herein by reference to Form N-6 post-effective amendment no. 24 (File No. 33-19718) filed with the Commission on April 28, 2003.

              (B) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 22, 1986. Filed herewith.

              (C) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 22, 1986. Filed herewith.

              (D) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective August 1, 1988. Filed herewith.

              (E) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial

                     Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 1990. Filed herewith.

              (F) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective September 1, 1990. Filed herewith.

              (G) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 1999. Filed herewith.

              (H) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 1, 1992. Filed herewith.

              (I) Special DAC Tax Amendment to the Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1993. Filed herewith.

              (J) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 26, 1994. Filed herewith.

              (K) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 1, 1995. Filed herewith.

              (L) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 1996. Filed herewith.

              (M) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 2000. Filed herewith.

              (N) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 2001. Filed herewith.

              (O) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

           (4)(A) Reinsurance Agreement between the Lincoln National Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective September 1, 1983.

              (B) Amendment No. 1 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective August 10, 1984. Filed herewith.

              (C) Amendment No. 2 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective September 1, 1983. Filed herewith.

              (D) Amendment No. 3 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective December 28, 1984. Filed herewith.

              (E) Amendment No. 4 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1986. Filed herewith.

              (F) Amendment No. 5 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986. Filed herewith.

              (G) Amendment No. 6 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective April 1, 1986. Filed herewith.

              (H) Amendment No. 7 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1986. Filed herewith.

              (I) Amendment No. 8 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986. Filed herewith.

              (J) Amendment No. 9 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance

                     Company), effective July 15, 1986. Filed herewith.

              (K) Amendment No. 10 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986. Filed herewith.

              (L) Amendment No. 11 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 1, 1986. Filed herewith.

              (M) Amendment No. 12 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective of March 1, 1987. Filed herewith.

              (N) Amendment No. 13 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective August 1, 1988. Filed herewith.

              (O) Amendment No. 14 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective March 1, 1989. Filed herewith.

              (P) Amendment No. 15 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1990. Filed herewith.

              (Q) Amendment No. 16 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1990. Filed herewith.

              (R) Amendment No. 17 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1991. Filed herewith.

              (S) Amendment No. 18 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective October 1, 1992. Filed herewith.

              (T) Amendment No. 19 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective June 29, 1993. Filed herewith.

              (U) Amendment No. 20 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective September 1, 1994. Filed herewith.

              (V) Amendment to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective December 31, 1986. Filed herewith.

              (W) Amendment No. 21 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1999. Filed herewith.

              (X) Amendment No. 22 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 1, 1999. Filed herewith.

              (Y) Amendment No. 23 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 2000. Filed herewith.

              (Z) Amendment No. 24 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 2001. Filed herewith.

           (Z)(1) Amended Reinsurance Agreement between Swiss Re Life & Health America, Inc. (f/k/a The Lincoln National Life Insurance Company of Fort Wayne, Indiana) effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

           (5)(A) Facultative Agreement between General American Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective September 1, 1991. Incorporated herein by reference to Form N-6 post-effective amendment no. 24 (File No. 33-19718) filed with the Commission on April 28, 2003

              (B) DCA Tax Amendment between General American Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective September 1, 1991. Filed herewith.

              (C) Amendment No. 1 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective October 1, 1992. Filed herewith.

              (D) Amendment No. 2 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA

                     Mutual Life Insurance Company effective March 22, 1993. Filed herewith.

              (E) Amendment No. 3 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1993. Filed herewith.

              (F) Amendment No. 4 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 1996. Filed herewith.

              (G) Amendment No. 5 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Life Insurance Company effective January 1, 1999. Filed herewith.

              (H) Amendment No. 6 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 2001. Filed herewith.

              (I) Amendment No. 7 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2000. Filed herewith.

              (J) Amendment No. 8 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2002. Filed herewith.

              (K) Amendment No. 9 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2003. Filed herewith.

              (L) Amended Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008

           (6)(A) Automatic and Facultative Coinsurance Reinsurance Agreement between RGA Reinsurance Company and CUNA Mutual Life Insurance Company, effective September 1, 2003. Filed herewith.

           (7)(A) Coinsurance Agreement between Security Life of Denver Insurance Company and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective September 1, 2003. Filed herewith.

           (8)(A) Reinsurance Agreement between The Lincoln National Life Insurance Company, Swiss Re Life & Health America Inc. and CUNA Mutual Insurance Society (f/k/a CUNA

                  Mutual Life Insurance Company), effective November 30, 2005. Filed herewith.

           (9)(A) Life, Disability and Accidental Death Automatic Reinsurance Agreement No. 1258-04, between Transamerica Occidental Life Insurance Company of Los Angeles, California and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective February 1, 1986. Incorporated herein by reference to Form N-6 post-effective amendment no. 24 (File No. 33-19718) filed with the Commission on April 28, 2003.

              (B) Amendment to Life, Disability and Accidental Death Automatic Reinsurance Agreement No. 1258-04, between Transamerica Occidental Life Insurance Company of Los Angeles, California and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (C) Letter Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008. Filed herewith.

          (10)(A) Life, Disability and Accidental Death Facultative YRT Reinsurance Agreement between Occidental Life Insurance Company of California and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1981. Filed herewith.

              (B) Amendment 1 to Life, Disability and Accidental Death Facultative YRT Reinsurance Agreement between Occidental Life Insurance Company of California and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 2, 1981. Filed herewith.

              (C) Letter Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008. Filed herewith.

          (11)(A) Coinsurance Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective May 1, 2000. Filed herewith.

              (B) Amendment 1 to Coinsurance Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective May 1, 2000. Filed herewith.

              (C) Letter Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008. Filed herewith.

       (h)        Participation Agreements.
           (1)(A) Participation Agreement between T. Rowe Price International Series, Inc. and CUNA Mutual Life Insurance Company dated April 22, 1994. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (B) Amendment to Participation Agreement among T. Rowe Price International

                     Series, Inc. and CUNA Mutual Life Insurance Company dated November 1994. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (C) Amendment to Participation Agreement among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Life Insurance Company dated September 22, 1999. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 27, 2000.

              (D) Amendment to Participation Agreement between T. Rowe Price International Series, Inc. and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

              (E) Amendment to Participation Agreement Among T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008

           (2)(A) Participation Agreement between MFS Variable Insurance Trust and CUNA Mutual Life Insurance Society dated April 29, 1994. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (B) Amendment to Participation Agreement dated November 1994. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (C) Amendment to Participation Agreement effective May 1, 1996. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (D) Third Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Life Insurance Company and Massachusetts Financial Services Company dated September 23, 1999. Incorporated herein by reference to Form S-6 post-effective amendment no. 2 (File No. 333-81499) filed with the Commission on April 27, 2000.

              (E) Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Life Insurance Company and Massachusetts Financial Services Company dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

              (F) Amendment to Participation Agreement Between MFS Variable Insurance Trust and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

           (3)(A) Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Society dated February 20, 1997. Incorporated herein by reference to Form S-6 pre-effective amendment no. 1 (File No. 333-81499) filed with the Commission on October 6, 1999.

              (B) Amendment No. 1 between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and CUNA Mutual Life Insurance Company effective September 21, 1999. Incorporated herein by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

              (C) Amendment No. 2 to Participation Agreement Among Oppenheimer-Funds, Inc., Oppenheimer Variable Account Funds and CUNA Mutual Life Insurance Society dated October 1, 2002. Incorporated herein by reference to post-effective amendment number 14 to Form N-4 registration statement (File No. 333-73738) filed with the Commission on April 25, 2003.

              (D) Amendment No. 3 to the Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Panorama Series Fund, Inc. and CUNA Mutual Life Insurance Company, effective July 31, 2005. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

              (E) Fourth Amendment to Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (F) Fifth Amendment to the Participation Agreement between Oppenheimer Variable Account Funds. OppenheimerFunds, Inc. and CUNA Mutual Insurance Society effective May 1, 2008. Incorporated by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

              (G) Sixth Amendment to the Participation Agreement between OppenheimerFunds, Inc., Oppenheimer Variable Account Funds, Panorama Series Fund, Inc. and CUNA Mutual Insurance Society effective July 8, 2008. Incorporated by reference to post-effective amendment number 1 to Form N-4 post-effective amendment number 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

           (4)(A) Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. dated May 1, 2004. Incorporated by reference to post-effective amendment number 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

              (B) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated May 3, 2004. Incorporated by reference to post-effective amendment number

                     1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

              (C) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc., dated June 5, 2007. Incorporated by reference to post-effective amendment No. 1 on Form N-4 (File No. 333-148422) filed with the Commission on April 25, 2008.

              (D) Amendment No. 3 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (E) Amendment No. 4 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. dated May 1, 2008. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-148421) filed with the Commission on April 25, 2008.

           (5)(A) Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 (File No. 333-148426) filed with the Commission on July 10, 2009.

              (B) Amendment to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated September 8, 2009. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

              (C) Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, Mosaic Funds Distributor, LLC and CUNA Mutual Insurance Society dated December 4, 2009. Incorporated herein by reference to post-effective amendment number 12 (File No. 333-148426) filed with the Commission on February 4, 2010.

       (i)        Administrative Contracts.
           (1)(A) Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated March 31, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

              (B) Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Services, LLC and CUNA Mutual Insurance Society dated September 10, 2008. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

              (2) Administrative Services Letter between MFS Investment
                  Management and CUNA Mutual Insurance Society effective October 1, 2008. Incorporated herein by reference to Form N-6 post effective amendment no. 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

           (3)(A) Letter Agreement between CUNA Mutual Life Insurance Company and T. Rowe Price Associates, Inc. dated September 16, 2002. Incorporated herein by reference to Form N-6 post effective amendment no. 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

              (B) Supplement for Personal Services between CUNA Mutual Insurance Society and T. Rowe Price Investment Services, Inc. date July 31, 2008. Incorporated herein by reference to Form N-6 post effective amendment no. 2 (File No. 333-148420) filed with the Commission on April 27, 2009.

              (4) Services Letter Agreement between CUNA Mutual Insurance
                  Society and Mosaic Funds Distributor, LLC dated June 30, 2009. Incorporated herein by reference to post-effective amendment number 9 to Form N-4 registration statement (File No. 333-148426) filed with the Commission on July 10, 2009.

       (j)        Other Material Contracts.
           (1)(A) Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Services, Inc. and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to Form N-6 post effective amendment no. 9 (File No. 333-81499) filed with the Commission on April 27, 2007.

              (B) Amendment to Rule 22c-2 Shareholder Information Agreement between T. Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

           (2)(A) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to Form N-6 post effective amendment no. 9 (File No. 333-81499) filed with the Commission on April 27, 2007.

              (B) Amendment to Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and CUNA Mutual Insurance Society effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148419) filed with the Commission on January 2, 2008.

              (3) Rule 22c-2 Shareholder Information Agreement between Ultra
                  Series Fund and CUNA Mutual Insurance Society effective October 16, 2006. Incorporated herein by reference to initial registration statement on Form N-6 (File No. 333-148420) filed with the Commission on January 2, 2008.

              (4) Shareholder Information Agreement between OppenheimerFunds
                  Services, OppenheimerFunds Distributor, Inc. and CUNA Brokerage Services, Inc. effective September 25, 2006. Incorporated herein by reference to post-effective amendment number 7 (File No. 333-148426) filed with the Commission on April 27, 2009.

              (5) Rule 22c-2 Shareholder Information Agreement between Franklin
                  Templeton Distributors, Inc. CUNA Mutual Life Insurance Company dated April 16, 2007. Incorporated herein by reference to Form N-4 post-effective amendment no. 4 (File No. 333-148426) filed with the Commission on November 24, 2008.

       (k)        Legal Opinion.
              (1) Opinion of Counsel from Pamela M. Krill, Esquire. Incorporated herein by reference to post-effective amendment number 1 to Form N-6 registration statement (File No. 333-148420) filed with the Commission on April 25, 2008.

       (l)        Actuarial Opinion. Not applicable.

       (m)        Calculations. Not applicable.

       (n)        Other Opinions. Not applicable.

       (o) Omitted Financial Statements. No financial statements are omitted from Item 24.

       (p)        Initial Capital Agreements. Not applicable.

       (q)        Redeemability Exemption.
              (1) Issuance, Transfer and Redemption Procedures (Form 5202)
                  issued by CUNA Mutual Insurance Society dated October, 2009. Incorporated herein by reference to post-effective amendment number 3 to Form N-6 registration statement (File No. 333-148420) filed with the Commission on April 28, 2010.

       (r)
               i) Deloitte & Touche LLP Consent. Incorporated herein by
                  reference to post-effective amendment number 3 to Form N-6 registration statement (File No. 333-148420) filed with the Commission on April 28, 2010.

              ii) KPMG Consent. Incorporated herein by reference to
                  post-effective amendment number 3 to Form N-6 registration statement (File No. 333-148420) filed with the Commission on April 28, 2010.

             iii) Ernst & Young LLP Consent. Incorporated herein by reference to post-effective amendment number 3 to Form N-6 registration statement (File No. 333-148420) filed with the Commission on April 28, 2010.

       (s)        Powers of Attorney.
              (1) Powers of Attorney. Incorporated herein by reference to post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.
       -------------------------------------------------------------------------
               A. Power Attorney (Eldon R. Arnold).
       -------------------------------------------------------------------------
               B. Power Attorney (Loretta M. Burd).
       -------------------------------------------------------------------------
               C. Power Attorney (Joseph J. Gasper, Jr.).
       -------------------------------------------------------------------------
               E. Power Attorney (Bert J. Hash, Jr.).
       -------------------------------------------------------------------------
               E. Power Attorney (Robert J. Marzec).
       -------------------------------------------------------------------------
               F. Power Attorney (Victoria W. Miller).
       -------------------------------------------------------------------------
               G. Power Attorney (C. Alan Peppers).
       -------------------------------------------------------------------------
               H. Power Attorney (Jeff Post).
       -------------------------------------------------------------------------
               I. Power Attorney (Randy M. Smith).
       -------------------------------------------------------------------------
               J. Power Attorney (Farouk D. G. Wang).
       -------------------------------------------------------------------------

       -------------------------------------------------------------------------
               K. Power Attorney (Larry T. Wilson).
       -------------------------------------------------------------------------
               L. Power Attorney (James W. Zilinski).
       -------------------------------------------------------------------------

ITEM 27.       DIRECTORS AND OFFICERS OF CUNA MUTUAL INSURANCE SOCIETY

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------        ------------------------------------
Eldon R. Arnold                            Director
5401 West Dirksen Pkwy
Peoria, IL 61607

Loretta M. Burd                            Director
1430 National Road
Columbus, IN 47201

Joseph J. Gasper, Jr.                      Director & Vice Chairman of the Board
5525 Parkcenter Circle
Dublin, OH 73017

Bert J. Hash, Jr.                          Director
7 East Redwood Street, 17th Floor
Baltimore, MD 21202

Robert J. Marzec                           Director
Retired

Victoria W. Miller                         Director
One CNN Center
Atlanta, GA 30303

C. Alan Peppers                            Director & Chairman of the Board
3700 East Alameda Avenue
Denver, CO 80209

Jeff Post                                  Director
5910 Mineral Point Road
Madison, WI 53705

Randy M. Smith                             Director
1 Randolph Brooks Parkway
Live Oak, TX 78223

Farouk D.G. Wang                           Director
2525 Maile Way
Honolulu, HI 96822

Larry T. Wilson                            Director
1000 Saint Albans Drive
Raleigh, NC 27609

James W. Zilinski                          Director
700 South Street
Pittsfield, MA 01201

EXECUTIVE OFFICERS
David P. Marks*                   CUNA Mutual Insurance Society
                                  Executive Vice President and Chief
                                  Investment Officer

Gerald Pavelich*                  CUNA Mutual Insurance Society
                                  Treasurer, Executive Vice President and Chief
                                  Financial Officer

Jeff Post*                        CUNA Mutual Insurance Society
                                  President and Chief Executive Officer

Robert N. Trunzo*                 CUNA Mutual Insurance Society
                                  Executive Vice President and Chief
                                  Operating Officer

*Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin
 53705.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of CUNA Mutual Insurance Society and is therefore owned and controlled by CUNA Mutual Insurance Society. CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and may be considered to be under common control with the registrant or CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                          CUNA Mutual Insurance Society
                     Organizational Chart As Of June 1, 2010

CUNA MUTUAL INSURANCE SOCIETY
STATE OF DOMICILE: IOWA

       CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR INDIRECTLY, IS THE CONTROLLING COMPANY OF THE FOLLOWING WHOLLY-OWNED SUBSIDIARIES, ALL OF WHICH ARE INCLUDED IN CUNA MUTUAL INSURANCE SOCIETY'S CONSOLIDATED FINANCIAL STATEMENTS:

1.    CUNA Mutual Investment Corporation
      State of domicile: Wisconsin

      CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

        a.    CUMIS Insurance Society, Inc.
              State of domicile: Iowa

              CUMIS Insurance Society, Inc. is the owner of the following subsidiary:

              (1)    CUMIS Specialty Insurance Company, Inc.
                     State of domicile: Iowa

        b.    CUNA Brokerage Services, Inc.
              State of domicile: Wisconsin

        c.    CUNA Mutual General Agency of Texas, Inc.
              State of domicile: Texas

        d.    MEMBERS Life Insurance Company
              State of domicile: Iowa

        e.    International Commons, Inc.
              State of domicile: Wisconsin

        f.    CUNA Mutual Insurance Agency, Inc.
              State of domicile: Wisconsin

        g.    Stewart Associates Incorporated
              State of domicile: Wisconsin

        h.    MEMBERS Capital Advisors, Inc.
              State of domicile: Iowa

        i.    CMG Co-Investment Fund GP, Inc.
              State of domicile: Delaware

        j.    CMG Student Lending Services, LLC
              State of domicile: Delaware

        k.    CPI Qualified Plan Consultants, Inc.
              State of domicile: Delaware

        l.    MEMBERS Financial Services, Inc.
              State of domicile: Texas

        m.    Producers Ag Insurance Group, Inc.
              100% ownership by CUNA Mutual Investment Corporation State of domicile: Delaware

              (i)    Pro Ag Management, Inc.
                     100% ownership by Producers Ag Insurance Group, Inc. State of domicile: Illinois

                     a.  Producers Agriculture Insurance Company
                         100% ownership by Producers Ag Insurance Group, Inc. State of domicile: Texas

                       (i).    Crop Hail Management, Inc.
                               100% ownership by Producers Agriculture Insurance Company
                               State of domicile: Texas

                      (ii)     Producers Lloyds Insurance Company
                               100% controlled by Producers Ag Insurance Group, Inc.
                               State of domicile: Texas

2.    CUNA Mutual Caribbean Holdings Ltd.
      Country of domicile: Trinidad and Tobago

3.    CUNA Caribbean Insurance Society Limited
      Country of domicile: Trinidad and Tobago

      CUNA Mutual Caribbean Holding Ltd. is the owner of the following subsidiary:

      a.   CUNA Caribbean Insurance Services Limited
           Country of domicile: Trinidad and Tobago

4.    CUNA Mutual Australia Holding Company Pty Ltd
      Country of domicile: Australia

      CUNA Mutual Australia Holding Company Pty. Ltd. is the owner of the following subsidiaries:

      a.   CUNA Mutual Life Australia, Limited
           Country of domicile: Australia

      b.   CUNA Mutual Australia, Ltd.
           Country of domicile: Australia

      CUNA Mutual Australia Ltd. is the owner of the following subsidiaries:

         (1) Members Financial Services Ltd
             Country of domicile: Australia

             (a) CUNA Mutual Underwriting [Agencies] Pty Ltd
                 Country of domicile: Australia

         (2) CUNA Mutual Technology Services Australia Pty Ltd
             Country of domicile: Australia

5.    CUNA Mutual Group Holdings Europe, Ltd.
      County of domicile: Ireland

      CUNA Mutual Group Holdings Europe, Ltd. Is the owner of the following subsidiaries:

      a.   CUNA Mutual Group Services (Ireland) Limited
           Country of domicile: Ireland

      b.   CUNA Mutual Life Assurance (Europe), Limited
           Country of domicile: Ireland

      c.   CUNA Mutual Insurance (Europe) Limited
           (was CUNA Mutual General Risk Services (Ireland) Limited) Country of domicile: Ireland

      d.   CUNA Mutual Group, Limited
           Country of domicile: United Kingdom

6.    CUMIS Bermuda Limited
      Country of domicile: Bermuda

7.    6834 Hollywood Boulevard, LLC
      State of domicile: Delaware

8.    CMIA Wisconsin, Inc.
      State of domicile: Wisconsin

      CMIA Wisconsin, Inc. is the owner of the following subsidiary:

      a.   League Insurance Agency, Inc.
           State of domicile: Connecticut

           League Insurance Agency, Inc. is the owner of the following subsidiary:

          (1) Member Protection Insurance Plans, Inc.
              State of domicile: Connecticut

9.    CMG Servicious de Mexico, S. de R. L. de C.V.
      80% ownership by CUNA Mutual Insurance Society
      20% ownership by CUNA Mutual Investment Corporation
      Country of domicile: Mexico

       CUNA MUTUAL INSURANCE SOCIETY, EITHER DIRECTLY OR THROUGH A WHOLLY-OWNED SUBSIDIARY, MAY CONTROL THE FOLLOWING COMPANIES, EACH OF WHICH IS NOT INCLUDED IN CUNA MUTUAL INSURANCE SOCIETY'S CONSOLIDATED FINANCIAL STATEMENT (EXCEPT PRODUCERS LLOYDS INSURANCE COMPANY) PURSUANT TO APPLICABLE REGULATION:

1.    MEMBERS Development Company, LLC
      49% ownership by CUNA Mutual Investment Corporation
      State of domicile: Wisconsin

      MEMBERS Development Company, LLC, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

      a.   Brightleaf Financial Network, LLC
           63.58% ownership by MEMBERS Development Company, LLC
           State of domicile: Wisconsin

      b.   Procura, LLC
           25% ownership by MEMBERS Development Company, LLC
           State of domicile: California

2.    MEMBERS Trust Company
      16.4% ownership by CUNA Mutual Insurance Society
      State of domicile: Florida

3.    CMG Mortgage Insurance Company
      50% ownership by CUNA Mutual Insurance Society
      State of domicile: Wisconsin

4.    CMG Mortgage Assurance Company
      50% ownership by CUNA Mutual Insurance Society
      State of domicile: Wisconsin

      (i) CMG Mortgage Reinsurance Company
          100% CMG Mortgage Assurance Company
          State of domicile: Wisconsin

5.    CM CUSO Limited Partnership
      General partner: CUMIS Insurance Society, Inc.
      State of domicile: Washington

6.    Benefits Partner, LLC
      State of domicile: Michigan

ITEM 29.       INDEMNIFICATION

       Section 10 of the Amended and Restated Bylaws of CUNA Mutual Insurance Society and Article XI of CUNA Mutual Insurance Society Amended and Restated Articles of Incorporation together provide for indemnification of officers or directors of CUNA Mutual Insurance Society against claims and liabilities the officers or directors become subject to by reason of having served as officer or director of CUNA Mutual Insurance Society or any subsidiary or affiliate company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such person in the line of duty as director or officer, except liability arising out of the officers' or directors' willful misconduct.

       Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30.       PRINCIPAL UNDERWRITER

(a) CUNA Brokerage Services, Inc. is the principal underwriter for the Registrant as well as for the CUNA Mutual Variable Annuity Account.

(b)     Officers and Directors of CUNA Brokerage Services, Inc.

        ------------------------------------------------------------------------
           NAME AND PRINCIPAL          POSITIONS AND OFFICE WITH UNDERWRITER
            BUSINESS ADDRESS
        ------------------------------------------------------------------------
        Kevin R. Cummer**              Treasurer

        Timothy Halevan**              Vice President, Chief Compliance Officer

        Ross D. Hansen*                Vice President, Associate General Counsel

        Carolyn A. Jahnke*             Assistant Secretary

        Kerry A. Jung*                 Secretary

        James H. Metz*                 President/CEO, Chairman and Director

        Kevin S. Thompson*             Director

        Mark T. Warshauer*             Director

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

(c) CUNA Brokerage Services, Inc. is the only principal underwriter. The services provided by CUNA Brokerage Services are set forth in the Amended and Restated Distribution Agreement and Amended and Restated Servicing Agreement filed as exhibits to this registration statement.

             (1)                          (2)                (3)                (4)              (5)
                                   NET UNDERWRITING
NAME OF PRINCIPAL UNDERWRITER       DISCOUNTS AND       COMPENSATION         BROKERAGE
                  -----------        COMMISSIONS        ON REDEMPTION       COMMISSIONS      COMPENSATION
                                     -----------        -------------       -----------      ------------
CUNA Brokerage Services, Inc.         $180,220                0               $136,967         $43,253

   ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by CUNA Mutual Insurance Society at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Insurance Society, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

   ITEM 32.    MANAGEMENT SERVICES

           All management contracts are discussed in Part A or Part B.

   ITEM 33.    FEE REPRESENTATION

           CUNA Mutual Insurance Society represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Insurance Society.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin as of 24 day of August, 2010.

                    CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT (REGISTRANT)

              By:   /s/Jeff Post
                   -------------------------------------------------------------
                    Jeff Post
                    President and Chief Executive Officer, CUNA Mutual Insurance
                    Society

                    CUNA MUTUAL INSURANCE SOCIETY (DEPOSITOR)

              By:   /s/Jeff Post
                   -------------------------------------------------------------
                    Jeff Post
                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as of the dates indicated.

SIGNATURE AND TITLE                                                DATE

By:   /s/Andrew Michie                                           August 24, 2010
     -------------------------------------------------
      Andrew Michie
      Sr. VP - Corporate Controller

By:   /s/Gerald Pavelich                                         August 24, 2010
     -------------------------------------------------
      Gerald Pavelich
      Treasurer, Executive Vice President and Chief
      Financial Officer

By:   /s/Jeff Post                                               August 24, 2010
     -------------------------------------------------
      Jeff Post
      Director, President and Chief Executive Officer

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Eldon R. Arnold
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Loretta M. Burd
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Joseph J. Gasper
       Director and Vice Chairman of the Board

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Bert J. Hash, Jr.
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Robert J. Marzec
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Victoria W. Miller
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       C. Alan Peppers
       Director and Chairman of the Board

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Randy M. Smith
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Farouk D. G. Wang
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       Larry T. Wilson
       Director

By:    *                                                         August 24, 2010
     -------------------------------------------------
       James W. Zilinski
       Director

*Signed pursuant to Power of Attorney dated August 13, 2009, filed electronically with post-effective amendment number 11 (File No. 333-148426) filed with the Commission on October 16, 2009.

By:       /s/Kerry A. Jung
         ---------------------------------------------
          Kerry A. Jung
          Lead Attorney

                            EXHIBIT INDEX

 (g)(1)(A) YRT Reinsurance Agreement between Swiss Re (f/k/a Connecticut General Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1983.

 (g)(1)(B) Amendment No. 1 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 28, 1984.

 (g)(1)(C) Amendment No. 2 to YRT Reinsurance Agreement between Swiss Re (f/k/a Connecticut General Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective May 1, 1985.

 (g)(1)(D) Amendment No. 3 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 1986.

 (g)(1)(E) Amendment No. 4 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1988.

 (g)(1)(F) Amendment No. 5 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 1989.

 (g)(1)(G) Amendment No. 6 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 1990.

 (g)(1)(H) Amendment No. 7 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective October 1, 1992.

 (g)(1)(I) DCA Tax Amendment between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 30, 1993.

 (g)(1)(J) Amendment No. 8 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 1996.

 (g)(1)(K) Amendment No. 9 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 1999.

 (g)(1)(L) Amendment No. 10 to YRT Reinsurance Agreement between Swiss Re and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 2001.

 (g)(2)(D) Amendment No. 3 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 28, 1995.

 (g)(2)(E) Amendment No. 4 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 1996.

 (g)(2)(F) Amendment No. 5 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1999.

 (g)(2)(G) Amendment No. 6 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 2000.

 (g)(2)(H) Amendment No. 7 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective November 1, 1999.

 (g)(2)(I) Amendment No. 8 to Facultative YRT Self-Administered Reinsurance Agreement between Scottish Re Life Corporation (f/k/a Frankona America Life Reassurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 2007.

 (g)(3)(B) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 22, 1986.

 (g)(3)(C) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 22, 1986.

 (g)(3)(D) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective August 1, 1988.

 (g)(3)(E) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 1990.

 (g)(3)(F) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective September 1, 1990.

 (g)(3)(G) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 1999.

 (g)(3)(H) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of

           America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 1, 1992.

 (g)(3)(I) Special DAC Tax Amendment to the Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 1993.

 (g)(3)(J) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 26, 1994.

 (g)(3)(K) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 1, 1995.

 (g)(3)(L) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective December 31, 1996.

 (g)(3)(M) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective January 1, 2000.

 (g)(3)(N) Amendment to Facultative Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a General Reassurance Corporation, Financial Centre) and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective July 1, 2001.

 (g)(4)(C) Amendment No. 2 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective October 15, 1984.

 (g)(4)(D) Amendment No. 3 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective December 28, 1984.

 (g)(4)(E) Amendment No. 4 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1986.

 (g)(4)(F) Amendment No. 5 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986.

 (g)(4)(G) Amendment No. 6 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective April 1, 1986.

 (g)(4)(H) Amendment No. 7 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1986.

 (g)(4)(I) Amendment No. 8 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986.

 (g)(4)(J) Amendment No. 9 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 15, 1986.

 (g)(4)(K) Amendment No. 10 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective February 1, 1986.

 (g)(4)(L) Amendment No. 11 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 1, 1986.

 (g)(4)(M) Amendment No. 12 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective of March 1, 1987.

 (g)(4)(N) Amendment No. 13 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective August 1, 1988.

 (g)(4)(O) Amendment No. 14 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective March 1, 1989.

 (g)(4)(P) Amendment No. 15 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1990.

 (g)(4)(Q) Amendment No. 16 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1990.

 (g)(4)(R) Amendment No. 17 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA

           Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 1991.

 (g)(4)(S) Amendment No. 18 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company)and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective October 1, 1992.

 (g)(4)(T) Amendment No. 19 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective June 29, 1993.

 (g)(4)(U) Amendment No. 20 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective September 1, 1994.

 (g)(4)(V) Amendment to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective December 31, 1986.

 (g)(4)(W) Amendment No. 21 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1999.

 (g)(4)(X) Amendment No. 22 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 1, 1999.

 (g)(4)(Y) Amendment No. 23 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 2000.

 (g)(4)(Z) Amendment No. 24 to Reinsurance Agreement between Swiss Re Life & Health of America, Inc. (f/k/a The Lincoln National Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective July 1, 2001.

 (g)(5)(B) DCA Tax Amendment between General American Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective September 1, 1991.

 (g)(5)(C) Amendment No. 1 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective October 1, 1992.

 (g)(5)(D) Amendment No. 2 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Life Insurance

           Company effective March 22, 1993.

 (g)(5)(E) Amendment No. 3 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective August 1, 1993.

 (g)(5)(F) Amendment No. 4 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective December 31, 1996.

 (g)(5)(G) Amendment No. 5 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Life Insurance Company effective January 1, 1999.

 (g)(5)(H) Amendment No. 6 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective July 1, 2001.

 (g)(5)(I) Amendment No. 7 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2000.

 (g)(5)(J) Amendment No. 8 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2002.

 (g)(5)(K) Amendment No. 9 to Facultative Agreement between RGA Reinsurance Company (f/k/a General American Life Insurance Company) and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective January 1, 2003.

 (g)(6)(A) Automatic and Facultative Coinsurance Reinsurance Agreement between RGA Reinsurance Company and CUNA Mutual Life Insurance Company, effective September 1, 2003.

 (g)(7)(A) Coinsurance Agreement between Security Life of Denver Insurance Company and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective September 1, 2003.

 (g)(8)(A) Reinsurance Agreement between The Lincoln National Life Insurance Company, Swiss Re Life & Health America Inc. and CUNA Mutual Insurance Society (f/k/a CUNA Mutual Life Insurance Company), effective November 30, 2005.

 (g)(9)(C) Letter Agreement between Transamerica Occidental Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008.

(g)(10)(A) Life, Disability and Accidental Death Facultative YRT Reinsurance
           Agreement between Occidental Life Insurance Company of California and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective January 1, 1981.

(g)(10)(B) Amendment 1 to Life, Disability and Accidental Death Facultative YRT
           Reinsurance Agreement between Occidental Life Insurance Company of California and CUNA

           Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective November 2, 1981.

(g)(10)(C) Letter Agreement between Transamerica Occidental Life Insurance
           Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008.

(g)(11)(A) Coinsurance Agreement between Transamerica Occidental Life Insurance
           Company and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective May 1, 2000.

(g)(11)(B) Amendment 1 to Coinsurance Agreement between Transamerica Occidental
           Life Insurance Company and CUNA Mutual Insurance Society (f/k/a Lutheran Mutual Life Insurance Company), effective May 1, 2000.

(g)(11)(C) Letter Agreement between Transamerica Occidental Life Insurance
           Company and CUNA Mutual Insurance Society (f/k/a Century Life of America), effective October 15, 2008.